Restructuring, Impairment and Disposal Charges (Tables)	12 Months Ended
Nov. 03, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost

	Employee Termination Costs	Lease and Other Exit Costs	Total

	(In millions)
Balance as of October 30, 2016	$116	$35	$151
Restructuring charges (a)	86	43	129
Utilization	(174)	(61)	(235)
Balance as of October 29, 2017	28	17	45
Restructuring charges (a)	153	75	228
Utilization	(165)	(86)	(251)
Balance as of November 4, 2018	16	6	22
Liabilities assumed from CA	29	38	67
Restructuring charges	586	160	746
Utilization	(562)	(165)	(727)
Balance as of November 3, 2019 (b)	$69	$39	$108
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(a)
Included $2 million and $5 million of restructuring charges related to discontinued operations recognized during fiscal years 2018 and 2017, respectively, which was included in loss from discontinued operations in our consolidated statements of operations.

(b)
The majority of the employee termination costs balance is expected to be paid within the first half of fiscal year 2020. The majority of the leases and other exit costs balance is expected to be paid through the fiscal year ending November 2, 2025.